Miscellaneous Financial Information (Unaudited) (FY) (Details) - USD ($)	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Information [Line Items]
Operating revenue, net	$ 347,572,000	$ 409,575,000	$ 487,971,000	$ 397,873,000	$ 344,186,000	$ 296,767,000	$ 358,256,000	$ 299,261,000	$ 276,760,000	$ 1,639,605,000	$ 1,231,044,000	$ 1,175,646,000
Operating income	54,665,000	75,573,000	101,539,000	87,196,000	50,586,000	50,004,000	86,110,000	63,709,000	44,734,000	314,894,000	244,557,000	265,227,000
Net income	$ 6,328,000	31,797,000	55,565,000	44,746,000	20,557,000	10,377,000	47,360,000	25,839,000	10,861,000	152,665,000	94,437,000	138,080,000
Distributions to member						10,850,000	20,600,000	20,400,000	19,500,000		71,350,000	84,065,000
Cleco Power
Quarterly Information [Line Items]
Operating revenue, net		281,676,000	344,977,000	272,972,000	268,745,000	299,409,000	360,899,000	301,901,000	279,387,000
Operating income		49,985,000	78,132,000	75,446,000	44,905,000	59,786,000	96,063,000	72,602,000	50,521,000
Net income		20,667,000	51,527,000	49,356,000	26,712,000	29,897,000	63,336,000	43,020,000	26,004,000
Distributions to member		$ 20,000,000	$ 0	$ 0	$ 0	$ 0	$ 50,400,000	$ 43,000,000	$ 28,000,000	$ 20,000,000	$ 121,400,000	$ 135,000,000